Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany		€ (32,985)	€ (50,446)	€ (32,033)
Other countries		(11,736)	(238)	293
Income (loss) before income taxes		(44,721)	(50,684)	(31,740)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate (31.23%)		(13,964)	(15,829)	(9,912)
Foreign rate differential		219	34	(11)
Expected tax expense (benefit)		(13,745)	(15,795)	(9,923)
Tax effect from:
Non-deductible share-based compensation		16,875	4,409	744
Non-deductible corporate costs		1,306	882	470
Changes in uncertain tax positions		0	(1,666)	0
Movement in valuation allowance		1,921	98	0
Other differences		313	754	65
Income tax expense (benefit)		€ 6,670	€ (11,318)	€ (8,644)
German tax rate		31.23%	31.23%	31.23%
Effective tax rate		(14.90%)	22.30%	27.20%
Share-based compensation	€ 43,700	€ 53,700	€ 14,100	€ 2,400
Corporate costs pushed down from Parent		€ 4,185	2,826	€ 1,506
Non-tax deductible expense, release of contingent asset			520
Total non-tax deductible expense			€ 852